Average Annual Total Returns - NVIT Blueprint Managed Growth Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares Since Fund Inception	Class I Shares Fund Inception Date	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) Since Fund Inception	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) Fund Inception Date
Total	7.53%	7.78%	5.81%	Apr. 30, 2013	7.36%	7.57%	5.63%	Apr. 30, 2013	12.79%	9.74%	7.67%